Summary of Significant Accounting Policies - Schedule of diluted and basic net loss per share are identical for all periods presented (Detail) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Anti Dilutive Shares [Line Items]
Weighted Average Number of Shares Outstanding, Diluted, Adjustment	3,206,197	3,168,407
Preferred Stock [Member]
Anti Dilutive Shares [Line Items]
Weighted Average Number of Shares Outstanding, Diluted, Adjustment	2,488,103	2,488,103
Stock options [Member]
Anti Dilutive Shares [Line Items]
Weighted Average Number of Shares Outstanding, Diluted, Adjustment	718,094	680,304